LEASES - Other Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
ROU assets obtained in exchange for lease liabilities	$ 3,802	$ 9,339	$ 622
Derecognition of ROU assets due to termination or modification	(36,539)	(28)	(28,747)
Cash paid for amounts included in the measurement of lease liabilities	$ 100,032	$ 65,061	$ 70,240